TAXES (Tables)	12 Months Ended
Jul. 31, 2019
TAXES
Schedule of reconciliation of statutory rate to effective tax rate

The following table reconciles the statutory rate to the Company’s effective tax rate:

	For the years ended July 31,
	2019	2018	2017
	%	%	%
China income tax rate	25.0	25.0	25.0
Permanent difference on non-deductible expenses	0.1	1.9	0.3
Utilization of the VIE’s Net Operating Loss (“NOL”) from prior years	(1.7)	—	—
Losses incurred in foreign entities (BVI and HK) that are non-deductible	15.8	—	—
Effective tax rate	39.2	26.9	25.3

Schedule of provision for income tax

The provision for income tax consists of the following:

	For the years ended July 31,
	2019	2018	2017
Current income tax provision
BVI	$—	$—	$—
Hong Kong	—	—	—
China	276,823	716,816	217,025
Subtotal	276,823	716,816	217,025

Deferred income tax provision
BVI	—	—	—
Hong Kong	—	—	—
China	—	—	—
Total income tax provision	$276,823	$716,816	$217,025

Schedule of taxes payable

The Company’s taxes payable consists of the following:

	July 31, 2019	July 31, 2018
Value added tax payable	$91,978	$65,368
Income tax payable	574,778	794,853
Other tax payable	2,313	1,462
Total taxes payable	$669,069	$861,683